Acquisitions	6 Months Ended
Jul. 31, 2022
Acquisitions
Acquisitions

Note 3 – Acquisitions

Fiscal 2023 Acquisitions

On February 9, 2022, Descartes acquired all of the shares of NetCHB, LLC (“NetCHB”), a provider of customs filing solutions in the US. The purchase price for the acquisition was approximately $38.7 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based contingent consideration of up to $60.0 million based on NetCHB achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent considerations was valued at $13.9 million at the acquisition date. The gross contractual amount of trade receivables acquired was $0.1 million with a fair value of $0.1 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before February 9, 2023.

On April 21, 2022, Descartes acquired substantially all of the assets of Foxtrot, Inc. (“Foxtrot”), a provider of machine learning-based mobile route execution solutions. The purchase price for the acquisition was approximately $4.2 million, net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was $0.7 million with a fair value of $0.7 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before April 21, 2023.

On June 3, 2022, Descartes acquired all of the shares of XPS Technologies, LLC (“XPS”), a provider of ecommerce multi-carrier parcel shipping solutions. The purchase price for the acquisition was approximately $61.1 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based contingent consideration of up to $75.0 million based on XPS achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent considerations was valued at $9.4 million at the acquisition date. The gross contractual amount of trade receivables acquired was $1.5 million with a fair value of $1.5 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before June 3, 2023.

For the businesses acquired during fiscal 2023, we incurred acquisition-related costs of $0.2 million and $0.5 million for the three and six month periods ended July 31, 2022, respectively. The acquisition-related costs were primarily for advisory services and are included in other charges in our condensed consolidated statements of operations. During the three and six month periods ended July 31, 2022, we have recognized revenues of $4.9 million and $6.9 million, respectively, and net income of $0.9 million and $1.6 million, respectively, from NetCHB, Foxtrot and XPS since the date of acquisition in our condensed consolidated statements of operations.

The preliminary purchase price allocation for the businesses acquired during 2023, which have not been finalized, is as follows:

	NetCHB	Foxtrot	XPS	Total
Purchase price consideration:
Cash, less cash acquired related to NetCHB ($658), Foxtrot (Nil) and XPS ($3,932)	38,664	4,228	61,096	103,988
Contingent consideration	13,948	—	9,425	23,373
Net working capital adjustments payable	51	74	825	950
	52,663	4,302	71,346	128,311
Allocated to:
Current assets, excluding cash acquired	469	835	2,228	3,532
Current liabilities	(367)	(14)	(1,491)	(1,872)
Deferred revenue	—	(336)	(2,120)	(2,456)
Net tangible assets (liabilities) assumed	102	485	(1,383)	(796)

Finite life intangible assets acquired:
Customer agreements and relationships	10,900	650	8,100	19,650
Existing technology	14,100	1,640	20,000	35,740
Trade names	64	—	100	164
Non-compete covenants	700	—	1,000	1,700
Goodwill	26,797	1,527	43,529	71,853
	52,663	4,302	71,346	128,311

The above transactions were accounted for using the acquisition method in accordance with ASC Topic 805, “Business Combinations”. The purchase price allocations in the table above represents our estimates of the allocation of the purchase price and the fair value of net assets acquired. The preliminary purchase price allocations may differ from the final purchase price allocation, and these differences may be material. Revisions to the allocations will occur as additional information about the fair value of assets and liabilities becomes available. The final purchase price allocations will be completed within one year from the acquisition date.

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	NetCHB	Foxtrot	XPS
Customer agreements and relationships	13 years	13 years	11 years
Existing technology	6 years	6 years	6 years
Trade names	2 years	N/A	2 years
Non-compete covenants	5 years	N/A	5 years

The goodwill on the NetCHB, Foxtrot and XPS acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the NetCHB, Foxtrot and XPS acquisitions are deductible for tax purposes.

Fiscal 2022 Acquisitions

On February 26, 2021, Descartes acquired all of the shares of VitaDex Solutions, LLC, doing business as QuestaWeb (“QuestaWeb”), a US-based provider of foreign trade zone and customs compliance solutions. The purchase price for the acquisition was approximately $35.9 million, net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was $0.6 million with a fair value of $0.5 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.1 million. The purchase price was finalized in the three month period ended January 31, 2022 with no adjustments.

On May 7, 2021, Descartes acquired all of the shares of Portrix Logistics Software GmbH (“Portrix”), a provider of multimodal rate management solutions for logistics services providers. The purchase price for the acquisition was approximately $25.2 million (EUR 20.7 million), net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was $0.7 million with a fair value of $0.7 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended April 30, 2022 with no adjustments.

On July 8, 2021, Descartes acquired all of the shares of GreenMile, LLC (“GreenMile”), a provider of cloud-based mobile route execution solutions for food, beverage, and broader distribution verticals. The purchase price for the acquisition was approximately $29.2 million, net of cash acquired, which was funded from cash on hand. Additional contingent consideration of up to $10.0 million in cash is payable if certain revenue performance targets are met by GreenMile in the two years following the acquisition. The fair value of the contingent consideration was valued at $3.3 million at the acquisition date. The gross contractual amount of trade receivables acquired was $1.1 million with a fair value of $1.0 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.1 million. The purchase price was finalized in the three month period ended July 31, 2022 with no adjustments.

Pro Forma Results of Operations (Unaudited)

The financial information in the table below summarizes selected results of operations on a pro forma basis as if we had acquired XPS, Foxtrot, NetCHB, GreenMile, Portrix and QuestaWeb as of February 1, 2021.

This pro forma information is for information purposes only and does not purport to represent what our actual results of operations for the periods presented would have been had the acquisitions of XPS, Foxtrot, NetCHB, GreenMile, Portrix and QuestaWeb occurred at February 1, 2021, or to project our results of operations for any future period.

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2022	2021	2022	2021

Revenue	124,237	113,126	245,151	222,582
Net income	22,998	24,398	46,521	43,808
Earnings per share
Basic	0.27	0.29	0.55	0.52
Diluted	0.27	0.28	0.54	0.51